SBA LOAN PAYABLE (Details Narrative) - Eidl Loan [Member] - USD ($)	Jul. 08, 2020	Dec. 31, 2024
Debt Instrument [Line Items]
Proceeds from Loans	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
Notes Payable		$ 150,000